Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31
(add 000)	2011	2010
Customer receivables	$197,611	$184,857
Other current receivables	11,432	2,082
	209,043	186,939
Less allowances	(5,295)	(3,578)
Total	$203,748	$183,361